October 9, 2018

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Prudential World Fund, Inc: Form N-1A Post-Effective Amendment No. 117 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 118 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 002-89725

Investment Company Act No. 811-03981

Dear Sir or Madam:

On behalf of Prudential World Fund, Inc. (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 117 to the Registration Statement under the 1933 Act and Amendment No. 118 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding two new share classes known as Class R2 and Class R4 to the prospectus and statement of additional information for PGIM Jennison Global Opportunities Fund and PGIM Jennison International Opportunities Fund (each a “Fund,” and collectively, the “Funds”) each of which are series of the Company. The Company intends to file a subsequent post-effective amendment on or before December 10, 2018 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

The Company is part of the PGIM family of mutual funds. During the fourth quarter of 2017, a number of the funds within the fund family filed substantially identical post-effective amendments to their registration statements in order to add the same Class R2 and Class R4 shares, and each fund’s prospectus and statement of additional information contains substantially identical disclosures with respect to Class R2 and Class R4 shares as appears in the Amendment that we are filing on behalf of the Funds.

In addition to this filing for the Funds, on September 28, 2017, post-effective amendments containing substantially identical disclosures with respect to Class R2 and Class R4 shares were filed pursuant to Rule 485(a) for the following funds for the purpose of adding Class R2 and Class R4 shares:[1]

•	Prudential Jennison Growth Fund, a series of Prudential Investment Portfolios, Inc. Securities Act Registration No. 033-61997; Investment Company Act Registration No. 811-07343.
•	Prudential Jennison Small Company Fund, Inc. Securities Act Registration No. 002-68723; Investment Company Act Registration No. 811-03084.

In addition, on October 5, 2017 post-effective amendments containing substantially identical disclosures with respect to Class R2 and Class R4 shares were filed pursuant to Rule 485(a) for the following funds for the purpose of adding Class R2 and Class R4 shares:

•	Prudential Total Return Bond Fund, a series of Prudential Investment Portfolios, Inc. 17. Securities Act Registration No. 33-55441; Investment Company Act Registration No. 811-07215.
•	Prudential QMA Small-Cap Value Fund, a series of The Target Portfolio Trust. Securities Act Registration No. 33-50476; Investment Company Act File No. 811-07064.

In addition, on October 10, 2017 post-effective amendments containing substantially identical disclosures with respect to Class R2 and Class R4 shares were filed pursuant to Rule 485(a) for the following funds for the purpose of adding Class R2 and Class R4 shares:

•	Prudential Global Total Return Fund, a series of Prudential Global Total Return Fund, Inc. Securities Act Registration No. 33-63943; Investment Company Act Registration No. 811-04661.
•	Prudential QMA Mid-Cap Value Fund, a series of Prudential Investment Portfolios, Inc. 10. Securities Act Registration No. 333-119741; Investment Company Act File No. 811-08085.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary

[1] Earlier this year, the Prudential fund family rebranded and each fund discussed herein replaced “Prudential” in their name for “PGIM.”